SCHEDULE OF SIGNIFICANT UNOBSERVABLE INPUTS (Details) - Level 3 of fair value hierarchy [member]	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Discounted cash flows [member] | Operating Properties [Member] | Risk adjusted residual capitalization rate [member]
IfrsStatementLineItems [Line Items]
Value, percentage	7.90%	7.90%
Description of relationship of unobservable inputs to fair value	The higher the risk adjusted residual rate, the lower the fair value.	The higher the risk adjusted residual rate, the lower the fair value.
Discounted cash flows [member] | Operating Properties [Member] | Risk adjusted residual capitalization rate [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Value, percentage		7.90%	7.80%
Description of relationship of unobservable inputs to fair value		The higher the risk adjusted residual rate, the lower the fair value.	The higher the risk adjusted residual rate, the lower the fair value.
Discounted cash flows [member] | Operating Properties [Member] | Risk adjusted discount rate [member]
IfrsStatementLineItems [Line Items]
Value, percentage	10.60%	10.80%
Description of relationship of unobservable inputs to fair value	The higher the risk adjusted discount rate, the lower the fair value.	The higher the risk adjusted discount rate, the lower the fair value.
Discounted cash flows [member] | Operating Properties [Member] | Risk adjusted discount rate [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Value, percentage		10.80%	10.50%
Description of relationship of unobservable inputs to fair value		The higher the risk adjusted discount rate, the lower the fair value.	The higher the risk adjusted discount rate, the lower the fair value.
Discounted cash flows [member] | Properties under development [member] | Risk adjusted residual capitalization rate [member]
IfrsStatementLineItems [Line Items]
Value, percentage	8.10%	8.10%
Description of relationship of unobservable inputs to fair value	The higher the risk adjusted residual rate, the lower the fair value.	The higher the risk adjusted residual rate, the lower the fair value.
Discounted cash flows [member] | Properties under development [member] | Risk adjusted residual capitalization rate [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Value, percentage		8.10%	7.80%
Description of relationship of unobservable inputs to fair value		The higher the risk adjusted residual rate, the lower the fair value.	The higher the risk adjusted residual rate, the lower the fair value.
Discounted cash flows [member] | Properties under development [member] | Risk adjusted discount rate [member]
IfrsStatementLineItems [Line Items]
Value, percentage	10.40%	10.80%
Description of relationship of unobservable inputs to fair value	The higher the risk adjusted discount rate, the lower the fair value.	The higher the risk adjusted discount rate, the lower the fair value.
Discounted cash flows [member] | Properties under development [member] | Risk adjusted discount rate [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Value, percentage		10.80%	10.40%
Description of relationship of unobservable inputs to fair value		The higher the risk adjusted discount rate, the lower the fair value.	The higher the risk adjusted discount rate, the lower the fair value.
Discounted cash flows [member] | Land Bank [Member] | Risk adjusted residual capitalization rate [member]
IfrsStatementLineItems [Line Items]
Value, percentage	7.80%	7.80%
Discounted cash flows [member] | Land Bank [Member] | Risk adjusted residual capitalization rate [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Value, percentage		7.75%	7.75%
Discounted cash flows [member] | Land Bank [Member] | Risk adjusted discount rate [member]
IfrsStatementLineItems [Line Items]
Value, percentage	11.80%	11.80%
Discounted cash flows [member] | Land Bank [Member] | Risk adjusted discount rate [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Value, percentage		11.75%	11.25%
Direct capitalization method [member] | Operating Properties [Member] | Occupancy rate [member]
IfrsStatementLineItems [Line Items]
Value, percentage	98.20%	98.20%
Description of relationship of unobservable inputs to fair value	The higher the occupancy rate, the higher the fair value.	The higher the occupancy rate, the higher the fair value.
Direct capitalization method [member] | Operating Properties [Member] | Occupancy rate [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Value, percentage		98.20%	98.10%
Description of relationship of unobservable inputs to fair value		The higher the occupancy rate, the higher the fair value.	The higher the occupancy rate, the higher the fair value.
Direct capitalization method [member] | Operating Properties [Member] | Going in stabilized capitalization rate [member]
IfrsStatementLineItems [Line Items]
Value, percentage	7.80%	7.90%
Description of relationship of unobservable inputs to fair value	The higher the stabilized capitalization rate, the lower the fair value	The higher the stabilized capitalization rate, the lower the fair value
Direct capitalization method [member] | Operating Properties [Member] | Going in stabilized capitalization rate [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Value, percentage		7.90%	7.50%
Description of relationship of unobservable inputs to fair value		The higher the stabilized capitalization rate, the lower the fair value	The higher the stabilized capitalization rate, the lower the fair value
Direct capitalization method [member] | Properties under development [member] | Occupancy rate [member]
IfrsStatementLineItems [Line Items]
Value, percentage	96.90%	97.70%
Description of relationship of unobservable inputs to fair value	The higher the occupancy rate, the higher the fair value.	The higher the occupancy rate, the higher the fair value.
Direct capitalization method [member] | Properties under development [member] | Occupancy rate [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Value, percentage		97.70%	98.80%
Description of relationship of unobservable inputs to fair value		The higher the occupancy rate, the higher the fair value.	The higher the
Direct capitalization method [member] | Properties under development [member] | Going in stabilized capitalization rate [member]
IfrsStatementLineItems [Line Items]
Value, percentage	8.10%	8.00%
Description of relationship of unobservable inputs to fair value	The higher the stabilized capitalization rate, the lower the fair value	The higher the stabilized capitalization rate, the lower the fair value
Direct capitalization method [member] | Properties under development [member] | Going in stabilized capitalization rate [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Value, percentage		8.00%	7.80%
Description of relationship of unobservable inputs to fair value		The higher the stabilized capitalization rate, the lower the fair value	The higher the stabilized capitalization rate, the lower the fair value
Direct capitalization method [member] | Land Bank [Member] | Risk adjusted residual capitalization rate [member]
IfrsStatementLineItems [Line Items]
Description of relationship of unobservable inputs to fair value	The higher the risk adjusted residual rate, the lower the fair value.	The higher the risk adjusted residual rate, the lower the fair value.
Direct capitalization method [member] | Land Bank [Member] | Risk adjusted residual capitalization rate [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Description of relationship of unobservable inputs to fair value		The higher the stabilized capitalization rate, the lower the fair value	The higher the stabilized capitalization rate, the lower the fair value
Direct capitalization method [member] | Land Bank [Member] | Risk adjusted discount rate [member]
IfrsStatementLineItems [Line Items]
Description of relationship of unobservable inputs to fair value	The higher the risk adjusted discount rate, the lower the fair value.	The higher the risk adjusted discount rate, the lower the fair value.
Direct capitalization method [member] | Land Bank [Member] | Risk adjusted discount rate [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Description of relationship of unobservable inputs to fair value		The higher the risk adjusted discount rate, the lower the fair value.	The higher the risk adjusted discount rate, the lower the fair value.